INTANGIBLE ASSETS	6 Months Ended
Jun. 30, 2023
Intangible Assets [Abstract]
INTANGIBLE ASSETS	INTANGIBLE ASSETS
The following table presents the change in the balance of intangible assets for the six-month period ended June 30, 2023 and twelve-month period ended December 31, 2022:

(US$ MILLIONS)	June 30, 2023	December 31, 2022
Gross carrying amount
Balance at beginning of period	$27,568	$17,128
Changes in accounting policy (1)	—	(225)
Additions	304	542
Acquisitions through business combinations (2)	69	10,581
Dispositions	(336)	(15)
Assets reclassified as held for sale (3)	(204)	(159)
Foreign currency translation	396	(284)
Balance at end of period	$27,797	$27,568
Accumulated amortization and impairment
Balance at beginning of period	$(3,615)	$(2,322)
Changes in accounting policy (1)	—	126
Amortization and impairment expense	(882)	(1,503)
Dispositions	79	7
Assets reclassified as held for sale (3)	85	29
Foreign currency translation	(70)	48
Balance at end of period	$(4,403)	$(3,615)
Net book value	$23,394	$23,953
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(1)See Note 2(b) for additional information.
(2)See Note 3 for additional information.
(3)See Note 9 for additional information.